Cover	Aug. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2026
Entity File Number	001-42044
Entity Registrant Name	Nano Nuclear Energy Inc.
Entity Central Index Key	0001923891
Entity Tax Identification Number	88-0861977
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10 Times Square
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(212)
Local Phone Number	634-9206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false